SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH     JUNE 1998

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			      Approx Asset
Date	     	Number   Price    Value or Approx       Seller
Each     Ident   Shrs         Per      Asset Cov/Shr        or Seller's
Trans    Sec    Purch      Share  at Time of Purch        Broker

6-2        GF     10000    18.6875        21.99           Weeden & Co
6-4        " "        5000    18.8125        22.18                  " "
6-4        " "      10000    18.75            22.18                  " "
6-16      " "      62400    17.505          21.32                  " "
6-17      " "      10000    18.375          21.55                  " "
6-18      " "      40000    18.1406        21.50                  " "
6-19      " "    112100    18.1362        21.24                  " "
6-22      " "    228300    18.114          21.18                  " "
6-25      " "      10000    18.5313        21.41                  " "
6-26      " "    107700    18.4883        21.37                  " "
6-29      " "    170000    18.731          21.52                  " "

The New Germany Fund, Inc.Name of Registrant
By Joseph Cheung - Treasurer

Date of Statement          7/10/98